Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec. 01, 2011
EFIAA Retail | SHORT TERM BOND FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Net Expenses	rr_NetExpensesOverAssets	0.86%	[4]
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,658
Annual Return 2005	rr_AnnualReturn2005	1.11%
Annual Return 2006	rr_AnnualReturn2006	3.80%
Annual Return 2007	rr_AnnualReturn2007	4.99%
Annual Return 2008	rr_AnnualReturn2008	2.20%
Annual Return 2009	rr_AnnualReturn2009	6.51%
Annual Return 2010	rr_AnnualReturn2010	2.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.70%)
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2004
EFIAA Retail | SHORT TERM BOND FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2004
EFIAA Retail | SHORT TERM BOND FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2004
EFIAA Retail | SHORT TERM BOND FUND | Class A Shares | Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
EFIAA Retail | SHORT TERM BOND FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Net Expenses	rr_NetExpensesOverAssets	1.31%	[4]
1 Year	rr_ExpenseExampleYear01	233
3 Years	rr_ExpenseExampleYear03	453
5 Years	rr_ExpenseExampleYear05	796
10 Years	rr_ExpenseExampleYear10	1,764
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	453
5 Years	rr_ExpenseExampleNoRedemptionYear05	796
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,764
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2004
EFIAA Retail | SHORT TERM BOND FUND | Class C Shares | Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
EFIAA Retail | SHORT TERM BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return through investments in fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.

•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.
•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds. The Fund will maintain an average duration of between 1 and 3 years.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its goals.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

The Fund may sell a security if, among other reasons, the credit quality of the security deteriorates significantly or if a better relative value can be obtained from another security.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"—or repay—a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	2.19%
Lowest Quarter	09/30/08	-0.70%
Year-to-date total return as of 9/30/2011		1.01%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.85% and 1.30%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.93% with respect to Class A Shares and 1.38% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.